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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-03833

Eclipse Funds
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
(Name and address of agent for service)

Registrant's telephone number, including area code:                     (212) 576-7000

Date of fiscal year end:                  October 31

Date of reporting period:               January 31, 2011

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2011 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments ††† January 31, 2011 unaudited

		Principal Amount	Value
	Long-Term Bonds 36.4%†
	Asset-Backed Security 0.2%
	Automobile 0.2%
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	$1,250,000	$1,262,175

	Total Asset-Backed Security (Cost $1,249,978)		1,262,175

	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (a)(b)(c)(d)	177,810	18

	Total Convertible Bond (Cost $13,325)		18

	Corporate Bonds 15.1%
	Aerospace & Defense 0.8%
	Boeing Co. (The) 4.875%, due 2/15/20	1,430,000	1,527,416
	Goodrich Corp. 4.875%, due 3/1/20	220,000	229,754
	L-3 Communications Corp. 5.20%, due 10/15/19	900,000	924,647
	Lockheed Martin Corp. 4.25%, due 11/15/19	1,200,000	1,207,865
	Northrop Grumman Corp. 5.05%, due 8/1/19	480,000	512,431
	Raytheon Co. 3.125%, due 10/15/20	850,000	779,058
			5,181,171
	Banks 2.9%
	American Express Bank FSB 6.00%, due 9/13/17	2,000,000	2,238,206
	Bank of America Corp. 5.65%, due 5/1/18	1,650,000	1,718,594
	BB&T Corp. 3.375%, due 9/25/13	2,000,000	2,088,556
¤	Citigroup, Inc.
	5.85%, due 8/2/16	1,500,000	1,636,022
	6.00%, due 8/15/17	1,150,000	1,258,794
	Fifth Third Bancorp 4.50%, due 6/1/18	325,000	314,144
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20	700,000	720,500
	6.00%, due 6/15/20	400,000	429,801
¤	JPMorgan Chase & Co.
	4.40%, due 7/22/20	1,000,000	979,158
	5.25%, due 5/1/15	1,000,000	1,066,280
	KeyBank N.A. 5.80%, due 7/1/14	275,000	298,972
	KeyCorp 6.50%, due 5/14/13	1,050,000	1,150,305
	Morgan Stanley
	5.50%, due 1/26/20	850,000	848,270
	5.625%, due 9/23/19	1,100,000	1,110,666
¤	Wells Fargo & Co. 3.75%, due 10/1/14	2,500,000	2,640,750
			18,499,018
	Beverages 0.6%
¤	Anheuser-Busch InBev Worldwide, Inc.
	4.125%, due 1/15/15	2,500,000	2,662,635
	4.375%, due 2/15/21	700,000	698,007
	Coca-Cola Co. (The) 3.15%, due 11/15/20	700,000	653,271
			4,013,913
	Building Materials 0.2%
	CRH America, Inc. 4.125%, due 1/15/16	250,000	252,375
	Masco Corp. 4.80%, due 6/15/15	1,200,000	1,191,960
			1,444,335
	Chemicals 0.3%
	Dow Chemical Co. (The)
	4.25%, due 11/15/20	300,000	287,216
	5.70%, due 5/15/18	1,325,000	1,429,186
	Eastman Chemical Co. 3.00%, due 12/15/15	400,000	395,521
			2,111,923
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The) 1.80%, due 11/15/15	650,000	638,221

	Diversified Financial Services 0.4%
	General Electric Capital Corp. 6.00%, due 8/7/19	2,500,000	2,776,030

	Electric 1.6%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,437,049
	Duke Energy Corp. 3.35%, due 4/1/15	1,400,000	1,441,964
	Duke Energy Ohio, Inc. 5.45%, due 4/1/19	750,000	829,996
	Florida Power Corp. 4.55%, due 4/1/20	850,000	883,538
	FPL Group Capital, Inc. 2.55%, due 11/15/13	900,000	918,971
	Great Plains Energy, Inc. 2.75%, due 8/15/13	1,100,000	1,117,000
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,180,751
	Kentucky Utilities Co. 3.25%, due 11/1/20 (d)(e)	750,000	706,103
	Peco Energy Co. 5.00%, due 10/1/14	1,225,000	1,351,117
	Pepco Holdings, Inc. 2.70%, due 10/1/15	500,000	488,076
			10,354,565
	Environmental Controls 0.3%
	Republic Services, Inc.
	5.00%, due 3/1/20	1,025,000	1,072,145
	5.50%, due 9/15/19	1,000,000	1,085,596
			2,157,741
	Finance - Consumer Loans 0.2%
	HSBC Finance Corp. 6.375%, due 11/27/12	1,000,000	1,081,741

	Finance - Credit Card 0.2%
	Capital One Bank USA N.A. 8.80%, due 7/15/19	1,000,000	1,241,254

	Finance - Investment Banker/Broker 0.3%
	Bear Stearns Cos., Inc. (The) 5.30%, due 10/30/15	2,000,000	2,186,314

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	450,000	436,902
	5.45%, due 4/10/17	400,000	447,865
			884,767
	Food 0.3%
	Kraft Foods, Inc. 4.125%, due 2/9/16	1,325,000	1,392,735
	Safeway, Inc. 5.00%, due 8/15/19	400,000	408,893
			1,801,628
	Health Care - Services 0.4%
	CIGNA Corp. 4.375%, due 12/15/20	250,000	246,908
	Laboratory Corp. of America Holdings 4.625%, due 11/15/20	750,000	748,496
	Roche Holdings, Inc. 5.00%, due 3/1/14 (e)	1,500,000	1,643,047
			2,638,451
	Insurance 1.1%
	ACE INA Holdings, Inc. 2.60%, due 11/23/15	625,000	616,393
¤	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	450,000	458,202
	Lincoln National Corp. 6.25%, due 2/15/20	1,600,000	1,759,142
	MetLife Global Funding I 5.125%, due 6/10/14 (e)	1,500,000	1,637,424
	Metropolitan Life Global Funding I 3.125%, due 1/11/16 (d)(e)	1,000,000	1,000,871
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	571,238
	Prudential Financial, Inc. 4.50%, due 11/15/20	1,100,000	1,084,752
	Travelers Cos., Inc. (The) 3.90%, due 11/1/20	200,000	191,712
			7,319,734
	Lodging 0.5%
	Marriott International, Inc.
	5.625%, due 2/15/13	450,000	481,957
	6.20%, due 6/15/16	900,000	986,284
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	1,400,000	1,474,456
			2,942,697
	Media 0.7%
	CBS Corp. 4.625%, due 5/15/18	250,000	250,304
	NBC Universal, Inc.
	4.375%, due 4/1/21 (e)	725,000	701,544
	5.15%, due 4/30/20 (e)	725,000	747,530
	TCM Sub LLC 3.55%, due 1/15/15 (e)	1,650,000	1,685,092
	Time Warner Cable, Inc. 8.25%, due 4/1/19	710,000	880,781
			4,265,251
	Mining 0.3%
	Alcoa, Inc. 6.15%, due 8/15/20	1,450,000	1,542,389
	Rio Tinto Finance USA, Ltd. 3.50%, due 11/2/20	700,000	654,697
			2,197,086
	Miscellaneous - Manufacturing 0.2%
	ITT Corp. 4.90%, due 5/1/14	1,130,000	1,214,020

	Oil & Gas 0.4%
	Anadarko Petroleum Corp. 6.20%, due 3/15/40	700,000	666,518
	Marathon Oil Corp. 6.50%, due 2/15/14	612,000	703,190
	Marathon Petroleum Corp. 3.50%, due 3/1/16 (e)	450,000	454,143
	Noble Holding International, Ltd. 6.05%, due 3/1/41	800,000	797,296
			2,621,147
	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	900,000	989,562

	Pipelines 0.9%
	Buckeye Partners, L.P. 4.875%, due 2/1/21	925,000	923,133
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	650,000	826,594
	Enterprise Products Operating LLC 3.20%, due 2/1/16	750,000	753,745
	ONEOK Partners, L.P. 3.25%, due 2/1/16	600,000	601,236
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	800,000	1,004,269
	Williams Partners, L.P. 3.80%, due 2/15/15	1,290,000	1,336,123
			5,445,100
	Real Estate Investment Trusts 0.8%
	Boston Properties, L.P. 4.125%, due 5/15/21	325,000	310,903
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,450,000	1,499,690
	ERP Operating, L.P. 5.25%, due 9/15/14	922,000	1,011,046
	Federal Realty Investment Trust 5.90%, due 4/1/20	585,000	631,904
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	634,868
	Liberty Property, L.P. 5.125%, due 3/2/15	400,000	426,240
	UDR, Inc. 5.25%, due 1/15/15	700,000	733,205
			5,247,856
	Software 0.1%
	Oracle Corp. 3.875%, due 7/15/20 (e)	700,000	692,616

	Telecommunications 1.1%
	Cellco Partnership/Verizon Wireless Capital LLC 5.55%, due 2/1/14	2,000,000	2,216,756
	Southwestern Bell Telephone Corp. 7.00%, due 7/1/15	2,250,000	2,588,564
¤	Verizon Communications, Inc. 6.10%, due 4/15/18	1,950,000	2,214,297
			7,019,617
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	500,000	524,263

	Total Corporate Bonds (Cost $92,330,980)		97,490,021

	Mortgage-Backed Securities 1.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.4%
	Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4 5.74%, due 5/10/45 (f)	1,300,000	1,425,763
	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.717%, due 6/11/40 (f)	900,000	971,758
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	1,800,000	1,935,673
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class A4 5.306%, due 12/10/46	900,000	936,288
	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, due 3/10/39	1,000,000	1,063,737
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4 5.875%, due 4/15/45 (f)	1,000,000	1,100,324
	Morgan Stanley Capital I
	Series 2006-HQ8, Class A4 5.389%, due 3/12/44 (f)	1,000,000	1,076,607
	Series 2007-HQ11, Class A4 5.447%, due 2/12/44 (g)	750,000	787,873
	Total Mortgage-Backed Securities (Cost $8,147,449)		9,298,023

	U.S. Government & Federal Agencies 16.2%
	Federal Home Loan Bank 0.3%
	5.50%, due 8/13/14	2,000,000	2,279,456

¤	Federal Home Loan Mortgage Corporation 1.7%
	3.25%, due 2/25/11	2,000,000	2,003,886
	3.50%, due 5/29/13	2,000,000	2,124,026
	3.875%, due 6/29/11	4,500,000	4,567,919
	5.125%, due 4/18/11	2,000,000	2,021,046
			10,716,877
¤	Federal National Mortgage Association 1.0%
	3.625%, due 8/15/11	2,000,000	2,036,208
	4.875%, due 5/18/12	2,000,000	2,114,478
	5.50%, due 3/15/11	2,000,000	2,012,968
			6,163,654
¤	United States Treasury Notes 13.2%
	0.50%, due 11/30/12	3,600,000	3,598,733
	0.625%, due 12/31/12	1,900,000	1,903,044
	0.75%, due 8/15/13	3,500,000	3,498,085
	1.00%, due 7/15/13	13,320,000	13,402,184
	1.00%, due 1/15/14	15,733,000	15,748,985
	1.125%, due 12/15/12	10,675,000	10,789,671
	1.25%, due 8/31/15	2,675,000	2,614,187
	1.375%, due 3/15/13	13,250,000	13,460,145
	1.75%, due 4/15/13	13,450,000	13,771,589
	1.875%, due 8/31/17	150,000	143,473
	2.00%, due 1/31/16	3,000,000	3,006,798
	2.125%, due 12/31/15	165,000	166,598
	2.375%, due 7/31/17	1,200,000	1,186,500
	2.625%, due 11/15/20	1,120,000	1,050,000
	2.75%, due 12/31/17	985,000	988,617
			85,328,609
	Total U.S. Government & Federal Agencies (Cost $103,445,477)		104,488,596

	Yankee Bonds 3.5% (h)
	Banks 1.3%
	Australia & New Zealand Banking Group, Ltd. 4.875%, due 1/12/21 (d)(e)	1,000,000	1,009,785
	Bank of Nova Scotia 1.65%, due 10/29/15 (e)	1,750,000	1,681,230
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.50%, due 1/11/21	1,000,000	992,824
	Credit Suisse/New York NY 5.30%, due 8/13/19	1,000,000	1,046,235
	HSBC Bank PLC 3.50%, due 6/28/15 (e)	900,000	917,256
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (e)	600,000	643,238
	UBS AG/Stamford CT 2.25%, due 1/28/14	2,000,000	2,002,794
			8,293,362
	Chemicals 0.1%
	Potash Corp. of Saskatchewan, Inc. 3.25%, due 12/1/17	350,000	345,658

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (e)	1,000,000	958,606

	Mining 0.2%
	Teck Resources, Ltd.
	3.85%, due 8/15/17	350,000	357,815
	4.50%, due 1/15/21	700,000	710,088
			1,067,903
	Oil & Gas 0.6%
	BP Capital Markets PLC 4.50%, due 10/1/20	450,000	453,603
	Petroleos Mexicanos 4.875%, due 3/15/15	1,000,000	1,063,750
	Shell International Finance B.V. 4.00%, due 3/21/14	1,500,000	1,610,283
	Total Capital S.A. 2.30%, due 3/15/16	1,100,000	1,077,282
			4,204,918
	Pharmaceuticals 0.1%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	900,000	986,324

	Sovereign 0.2%
	Svensk Exportkredit AB 3.25%, due 9/16/14	1,000,000	1,049,678

	Telecommunications 0.9%
	America Movil SAB de C.V. 5.00%, due 3/30/20	500,000	518,566
	Deutsche Telekom International Finance B.V. 6.00%, due 7/8/19	1,500,000	1,695,660
	France Telecom S.A. 2.125%, due 9/16/15	400,000	390,835
	Telefonica Emisiones SAU 5.134%, due 4/27/20	1,600,000	1,588,733
	Vodafone Group PLC 5.625%, due 2/27/17	1,300,000	1,454,682
			5,648,476
	Total Yankee Bonds (Cost $21,834,878)		22,554,925

	Total Long-Term Bonds (Cost $227,022,087)		235,093,758

		Shares	Value
	Common Stocks 62.1%
	Advertising 0.2%
	Omnicom Group, Inc.	24,906	1,117,781

	Aerospace & Defense 1.4%
	Alpha Natural Resources, Inc. (i)	36,289	1,949,808
	Boeing Co. (The)	17,159	1,192,207
	General Dynamics Corp.	14,420	1,087,268
	L-3 Communications Holdings, Inc.	7,710	603,308
	Lockheed Martin Corp.	14,067	1,119,733
	Northrop Grumman Corp.	15,319	1,061,607
	Raytheon Co.	21,130	1,056,289
	United Technologies Corp.	14,915	1,212,589
			9,282,809
	Agriculture 0.9%
	Altria Group, Inc.	48,030	1,129,185
	Archer-Daniels-Midland Co.	32,485	1,061,285
	Lorillard, Inc.	18,549	1,395,627
	Philip Morris International, Inc.	20,453	1,170,730
	Reynolds American, Inc.	34,876	1,109,405
			5,866,232
	Airlines 0.6%
	Southwest Airlines Co.	161,006	1,907,921
	United Continental Holdings, Inc. (i)	64,038	1,626,565
			3,534,486
	Auto Parts & Equipment 0.8%
	Autoliv, Inc.	22,027	1,691,674
	Federal Mogul Corp. Class A (i)	14,649	345,131
	Johnson Controls, Inc.	29,265	1,123,483
	Lear Corp. (i)	1,067	112,707
	TRW Automotive Holdings Corp. (i)	28,391	1,693,807
			4,966,802
	Banks 3.5%
	Bank of America Corp.	92,223	1,266,222
	Bank of New York Mellon Corp. (The)	42,356	1,322,778
	BB&T Corp.	38,284	1,058,170
	Capital One Financial Corp.	22,675	1,092,028
	CIT Group, Inc. (i)	54,872	2,616,846
¤	Citigroup, Inc. (i)	207,976	1,002,444
	Cullen/Frost Bankers, Inc.	13,853	800,426
	East-West Bancorp, Inc.	89,039	1,933,037
	First Citizens BancShares, Inc. Class A	792	159,327
	Goldman Sachs Group, Inc. (The)	6,855	1,121,615
¤	JPMorgan Chase & Co.	29,939	1,345,459
	KeyCorp	4,883	43,459
	M&T Bank Corp.	8,333	720,554
	Morgan Stanley	35,745	1,050,903
	Northern Trust Corp.	23,632	1,228,391
	PNC Financial Services Group, Inc.	18,955	1,137,300
	Popular, Inc. (i)	411,496	1,320,902
	State Street Corp.	28,142	1,314,794
	TCF Financial Corp.	6,432	96,094
	U.S. Bancorp	39,158	1,057,266
¤	Wells Fargo & Co.	32,020	1,038,088
			22,726,103
	Beverages 0.7%
	Coca-Cola Co. (The)	16,332	1,026,466
	Coca-Cola Enterprises, Inc.	9,494	238,869
	Dr. Pepper Snapple Group, Inc.	59,547	2,109,750
	Molson Coors Brewing Co. Class B	1,755	82,257
	PepsiCo., Inc.	17,662	1,135,844
			4,593,186
	Biotechnology 0.6%
	Amgen, Inc. (i)	23,548	1,297,024
	Bio-Rad Laboratories, Inc. Class A (i)	202	21,994
	Biogen Idec, Inc. (i)	19,799	1,296,240
	Genzyme Corp. (i)	14,386	1,055,213
			3,670,471
	Building Materials 0.3%
	Armstrong World Industries, Inc.	31,445	1,276,981
	Masco Corp.	53,706	715,364
	Owens Corning, Inc. (i)	81	2,711
			1,995,056
	Chemicals 1.3%
	Ashland, Inc.	35,662	2,070,536
	Cabot Corp.	44,414	1,920,906
	CF Industries Holdings, Inc.	3,378	456,165
	Cytec Industries, Inc.	30,501	1,663,525
	Dow Chemical Co. (The)	37,682	1,336,957
	E.I. du Pont de Nemours & Co.	23,621	1,197,112
			8,645,201
	Coal 0.6%
	Arch Coal, Inc.	48,489	1,660,748
	Peabody Energy Corp.	34,812	2,207,777
			3,868,525
	Commercial Services 0.8%
	Convergys Corp. (i)	58,629	834,877
	FTI Consulting, Inc. (i)	15,939	581,295
	R.R. Donnelley & Sons Co.	100,465	1,780,240
	Total System Services, Inc.	7,754	134,997
	Washington Post Co. Class B	4,057	1,737,816
			5,069,225
	Computers 0.7%
	Lexmark International, Inc. Class A (i)	39,068	1,361,129
	Seagate Technology (i)	77,995	1,091,930
	Synopsys, Inc. (i)	1,065	28,894
	Western Digital Corp. (i)	65,500	2,228,310
			4,710,263
	Cosmetics & Personal Care 0.3%
	Colgate-Palmolive Co.	13,079	1,004,075
	Procter & Gamble Co. (The)	15,913	1,004,588
			2,008,663
	Distribution & Wholesale 0.0%‡
	Genuine Parts Co.	79	4,088

	Electric 5.0%
	Allegheny Energy, Inc.	51,278	1,321,947
	Ameren Corp.	61,539	1,745,861
	American Electric Power Co., Inc.	28,485	1,016,345
	CMS Energy Corp.	67,329	1,312,916
	Consolidated Edison, Inc.	40,895	2,041,069
	Dominion Resources, Inc.	23,835	1,037,776
	DTE Energy Co.	51,622	2,388,034
	Duke Energy Corp.	66,549	1,189,896
	Edison International	28,803	1,044,973
	Entergy Corp.	16,385	1,182,505
	Exelon Corp.	27,667	1,176,124
	GenOn Energy, Inc. (i)	271,563	1,124,271
	Integrys Energy Group, Inc.	39,541	1,881,756
	NextEra Energy, Inc.	22,655	1,211,136
	NRG Energy, Inc. (i)	75,985	1,576,689
	Pepco Holdings, Inc.	49,650	922,001
	PG&E Corp.	21,806	1,009,182
	Pinnacle West Capital Corp.	21,992	895,294
	PPL Corp.	71,648	1,847,802
	Progress Energy, Inc.	67,094	3,013,862
	Public Service Enterprise Group, Inc.	32,942	1,068,309
	Southern Co. (The)	31,158	1,172,164
	Xcel Energy, Inc.	44,753	1,054,828
			32,234,740
	Electrical Components & Equipment 0.3%
	Energizer Holdings, Inc. (i)	28,527	2,075,054
	General Cable Corp. (i)	1,935	71,614
			2,146,668
	Electronics 0.5%
	Garmin, Ltd.	20,181	622,180
	Itron, Inc. (i)	2,082	120,798
	Thermo Fisher Scientific, Inc. (i)	20,865	1,194,939
	Vishay Intertechnology, Inc. (i)	60,971	1,006,021
	Vishay Precision Group, Inc. (i)	5,559	103,119
			3,047,057
	Energy - Alternate Sources 0.0%‡
	Covanta Holding Corp.	7,564	127,983

	Engineering & Construction 0.7%
	KBR, Inc.	64,316	2,064,544
	Shaw Group, Inc. (The) (i)	24,499	925,327
	URS Corp. (i)	29,773	1,323,410
			4,313,281
	Entertainment 0.0%‡
	Penn National Gaming, Inc. (i)	7,298	260,758

	Environmental Controls 0.2%
	Waste Management, Inc.	32,424	1,227,897

	Finance - Credit Card 0.4%
	Discover Financial Services	138,349	2,848,606

	Finance - Investment Banker/Broker 0.3%
	Interactive Brokers Group, Inc.	32,692	528,630
	Raymond James Financial, Inc.	42,630	1,544,058
			2,072,688
	Finance - Other Services 0.2%
	CME Group, Inc.	3,282	1,012,694

	Food 1.9%
	Corn Products International, Inc.	39,980	1,844,277
	Flowers Foods, Inc.	38,151	962,550
	General Mills, Inc.	28,628	995,682
	H.J. Heinz Co.	7,715	366,462
	Kellogg Co.	20,217	1,016,915
	Kraft Foods, Inc. Class A	32,921	1,006,395
	Kroger Co. (The)	54,632	1,169,125
	Safeway, Inc.	96,161	1,989,571
	Sara Lee Corp.	11,833	200,806
	Smithfield Foods, Inc. (i)	20,236	402,899
	Tyson Foods, Inc. Class A	123,525	2,031,986
			11,986,668
	Forest Products & Paper 0.8%
	Domtar Corp.	23,291	2,047,978
	International Paper Co.	1,402	40,490
	MeadWestvaco Corp.	28,327	811,002
	Rayonier, Inc.	32,755	1,939,423
			4,838,893
	Gas 0.5%
	Energen Corp.	32,245	1,802,496
	NiSource, Inc.	45,623	849,500
	UGI Corp.	7,752	243,025
	Vectren Corp.	3,497	92,636
			2,987,657
	Health Care - Products 1.1%
	Baxter International, Inc.	23,494	1,139,224
	Beckman Coulter, Inc.	3,059	220,278
	CareFusion Corp. (i)	33,496	861,852
	Cooper Cos., Inc. (The)	22,199	1,272,891
	Johnson & Johnson	18,677	1,116,324
	Medtronic, Inc.	28,196	1,080,471
	Zimmer Holdings, Inc. (i)	22,444	1,327,787
			7,018,827
	Health Care - Services 2.1%
	Aetna, Inc.	41,498	1,366,944
	CIGNA Corp.	61,067	2,566,035
	Community Health Systems, Inc. (i)	19,804	695,517
	Health Net, Inc. (i)	64,379	1,836,733
	Humana, Inc. (i)	45,998	2,666,504
	LifePoint Hospitals, Inc. (i)	13,238	465,978
	UnitedHealth Group, Inc.	34,706	1,424,681
	Universal Health Services, Inc. Class B	32,613	1,373,007
	WellPoint, Inc. (i)	22,373	1,389,811
			13,785,210
	Home Builders 0.6%
	D.R. Horton, Inc.	149,420	1,851,314
	Pulte Group, Inc. (i)	220,943	1,743,240
			3,594,554
	Home Furnishing 0.1%
	Harman International Industries, Inc. (i)	17,508	758,447

	Household Products & Wares 0.2%
	Kimberly-Clark Corp.	18,733	1,212,587

	Insurance 5.9%
	ACE, Ltd.	21,576	1,328,866
	Aflac, Inc.	21,055	1,212,347
	Allied World Assurance Co. Holdings, Ltd.	29,545	1,782,450
	Allstate Corp. (The)	32,681	1,017,686
	American Financial Group, Inc.	55,085	1,791,915
	Arch Capital Group, Ltd. (i)	20,874	1,842,130
	Aspen Insurance Holdings, Ltd.	59,884	1,799,514
	Assurant, Inc.	51,278	2,011,636
	Assured Guaranty, Ltd.	47,057	680,444
	Axis Capital Holdings, Ltd.	51,667	1,838,312
	Berkshire Hathaway, Inc. Class B (i)	12,809	1,047,136
	Chubb Corp. (The)	22,670	1,313,273
	Endurance Specialty Holdings, Ltd.	36,537	1,698,605
	Everest Re Group, Ltd.	10,574	891,177
	Fidelity National Financial, Inc. Class A	48,286	649,447
¤	Hartford Financial Services Group, Inc. (The)	100,377	2,788,473
	Loews Corp.	25,898	1,037,215
	MetLife, Inc.	22,196	1,015,911
	OneBeacon Insurance Group, Ltd. Class A	21,906	301,207
	PartnerRe, Ltd.	25,528	2,090,233
	Prudential Financial, Inc.	21,681	1,333,598
	Reinsurance Group of America, Inc.	1,778	102,342
	RenaissanceRe Holdings, Ltd.	24,769	1,625,342
	StanCorp Financial Group, Inc.	25,185	1,123,503
	Symetra Financial Corp.	36,551	483,570
	Transatlantic Holdings, Inc.	11,432	588,176
	Travelers Cos., Inc. (The)	24,484	1,377,470
	Unitrin, Inc.	13,891	373,807
	Unum Group	87,261	2,176,289
	Validus Holdings, Ltd.	25,339	770,305
			38,092,379
	Internet 1.3%
	AOL, Inc. (i)	73,628	1,731,730
	eBay, Inc. (i)	36,223	1,099,730
	Expedia, Inc.	19,357	487,022
	IAC/InterActiveCorp (i)	55,790	1,578,299
	Liberty Media Corp. Interactive Class A (i)	88,576	1,403,044
	Symantec Corp. (i)	75,280	1,325,681
	Yahoo!, Inc. (i)	60,348	972,810
			8,598,316
	Investment Company 0.3%
	Ares Capital Corp.	99,051	1,663,066

	Investment Management/Advisory Services 1.0%
	Ameriprise Financial, Inc.	34,047	2,098,998
	BlackRock, Inc.	6,215	1,230,694
	Federated Investors, Inc. Class B	6,278	170,008
	Janus Capital Group, Inc.	81,305	1,049,648
	Legg Mason, Inc.	47,302	1,567,115
			6,116,463
	Iron & Steel 0.2%
	Nucor Corp.	23,444	1,076,314
	Reliance Steel & Aluminum Co.	1,474	77,075
	Schnitzer Steel Industries, Inc. Class A	868	53,556
			1,206,945
	Leisure Time 0.4%
	Carnival Corp.	28,172	1,259,570
	Royal Caribbean Cruises, Ltd. (i)	25,202	1,131,570
			2,391,140
	Machinery - Diversified 0.7%
	AGCO Corp. (i)	38,897	1,972,078
	CNH Global N.V. (i)	28,963	1,402,678
	Deere & Co.	14,012	1,273,691
			4,648,447
	Media 2.7%
	Cablevision Systems Corp. Class A	34,099	1,154,251
	CBS Corp. Class B	69,624	1,380,644
	Comcast Corp. Class A	58,513	1,331,171
	DISH Network Corp. Class A (i)	52,398	1,106,122
	Gannett Co., Inc.	85,052	1,253,666
	Liberty Global, Inc. Class A (i)	28,741	1,165,735
	McGraw-Hill Cos., Inc. (The)	49,770	1,940,034
	News Corp. Class A	79,715	1,197,319
	Superior Energy Services, Inc. (i)	26,557	932,682
	Thomson Reuters Corp.	31,398	1,256,234
	Time Warner Cable, Inc.	20,013	1,357,482
	Time Warner, Inc.	30,942	973,126
	Viacom, Inc. Class B	25,469	1,058,237
	Walt Disney Co. (The)	25,963	1,009,182
			17,115,885
	Metal Fabricate & Hardware 0.2%
	Timken Co. (The)	31,901	1,499,985

	Mining 0.2%
	Alcoa, Inc.	81,400	1,348,798

	Miscellaneous - Manufacturing 1.3%
	Carlisle Cos., Inc.	13,730	517,758
	Danaher Corp.	25,172	1,159,422
	General Electric Co.	55,467	1,117,105
	Harsco Corp.	306	9,875
	Leggett & Platt, Inc.	17,622	397,024
	Parker Hannifin Corp.	14,361	1,284,017
	Textron, Inc.	63,592	1,671,834
	Trinity Industries, Inc.	24,339	678,815
	Tyco International, Ltd.	31,157	1,396,768
			8,232,618
	Oil & Gas 4.9%
	Anadarko Petroleum Corp.	17,884	1,378,499
	Apache Corp.	9,646	1,151,347
	Atlas Energy, Inc. (i)	35,019	1,551,342
	Chesapeake Energy Corp.	44,266	1,307,175
	Chevron Corp.	14,684	1,393,952
	ConocoPhillips	19,884	1,420,911
	Devon Energy Corp.	17,022	1,509,681
	Diamond Offshore Drilling, Inc.	20,804	1,491,855
	ExxonMobil Corp.	15,703	1,266,918
	Hess Corp.	16,812	1,414,225
	Marathon Oil Corp.	35,417	1,618,557
	Murphy Oil Corp.	39,624	2,627,071
	Newfield Exploration Co. (i)	702	51,365
	Noble Energy, Inc.	7,926	722,059
	Occidental Petroleum Corp.	12,239	1,183,266
	Patterson-UTI Energy, Inc.	35,488	828,290
	Plains Exploration & Production Co. (i)	6,709	237,499
	QEP Resources, Inc.	32,052	1,302,593
	Questar Corp.	77,884	1,357,518
	Sunoco, Inc.	49,958	2,120,717
	Unit Corp. (i)	35,534	1,819,341
	Valero Energy Corp.	127,068	3,222,444
	Whiting Petroleum Corp. (i)	5,640	712,219
			31,688,844
	Oil & Gas Services 1.4%
	Baker Hughes, Inc.	18,775	1,286,275
	Dresser-Rand Group, Inc. (i)	14,109	648,026
	Exterran Holdings, Inc. (i)	48,173	1,195,172
	National-Oilwell Varco, Inc.	16,156	1,193,929
	Oceaneering International, Inc. (i)	21,644	1,671,566
	Schlumberger, Ltd.	12,783	1,137,559
	SEACOR Holdings, Inc.	16,875	1,783,519
			8,916,046
	Packaging & Containers 0.1%
	Ball Corp.	12,167	865,439
	Sealed Air Corp.	1,140	30,426
			895,865
	Pharmaceuticals 2.2%
	Abbott Laboratories	24,508	1,106,781
	Bristol-Myers Squibb Co.	45,688	1,150,424
	Cardinal Health, Inc.	33,842	1,404,782
	Cephalon, Inc. (i)	23,774	1,404,568
	Eli Lilly & Co.	38,113	1,325,189
	Endo Pharmaceuticals Holdings, Inc. (i)	55,321	1,837,764
	Forest Laboratories, Inc. (i)	79,751	2,572,767
	McKesson Corp.	17,789	1,337,199
	Merck & Co., Inc.	27,778	921,396
	Pfizer, Inc.	56,627	1,031,744
			14,092,614
	Pipelines 0.2%
	Williams Cos., Inc.	48,127	1,298,948

	Real Estate Investment Trusts 3.3%
	Annaly Capital Management, Inc.	156,383	2,788,309
	Apartment Investment & Management Co. Class A	38,097	973,759
	CommonWealth REIT	11,321	301,931
	Duke Realty Corp.	77,653	1,063,846
	Equity Residential	10,201	552,792
	Federal Realty Investment Trust	13,610	1,094,652
	HCP, Inc.	28,761	1,066,746
	Health Care REIT, Inc.	37,022	1,817,040
	Holly Corp.	25,303	1,241,618
	Hospitality Properties Trust	58,449	1,453,627
	Host Hotels & Resorts, Inc.	14,978	277,243
	Kimco Realty Corp.	3,709	67,096
	Liberty Property Trust	33,387	1,160,866
	Macerich Co. (The)	3,216	156,491
	ProLogis	71,660	1,069,167
	Public Storage	11,600	1,264,168
	Realty Income Corp.	48,852	1,707,866
	Senior Housing Properties Trust	59,048	1,323,856
	Simon Property Group, Inc.	12,381	1,256,052
	Taubman Centers, Inc.	9,800	513,030
	Ventas, Inc.	5,982	331,762
			21,481,917
	Retail 2.5%
	American Eagle Outfitters, Inc.	119,190	1,723,488
	BJ's Wholesale Club, Inc. (i)	2,116	92,977
	Brinker International, Inc.	20,988	493,848
	CVS Caremark Corp.	33,701	1,152,574
	Foot Locker, Inc.	96,856	1,729,848
	GameStop Corp. Class A (i)	18,948	399,234
	Gap, Inc. (The)	64,333	1,239,697
	Kohl's Corp. (i)	22,603	1,147,780
	Lowe's Cos., Inc.	55,189	1,368,687
	Macy's, Inc.	99,189	2,296,225
	Office Depot, Inc. (i)	92,994	488,219
	RadioShack Corp.	1,711	25,922
	Signet Jewelers, Ltd. (i)	8,655	367,664
	Wal-Mart Stores, Inc.	21,878	1,226,700
	Walgreen Co.	33,028	1,335,652
	Wendy's/Arby's Group, Inc. Class A	167,566	809,344
			15,897,859
	Semiconductors 1.5%
	Advanced Micro Devices, Inc. (i)	184,468	1,444,384
	Fairchild Semiconductor International, Inc. (i)	105,562	1,879,004
	Intel Corp.	64,117	1,375,951
	LSI Corp. (i)	134,301	831,323
	Micron Technology, Inc. (i)	265,616	2,799,593
	Texas Instruments, Inc.	40,050	1,358,095
			9,688,350
	Software 0.4%
	Activision Blizzard, Inc.	96,296	1,087,182
	Broadridge Financial Solutions, Inc.	19,859	454,573
	Fidelity National Information Services, Inc.	119	3,621
	Microsoft Corp.	46,207	1,281,089
			2,826,465
	Telecommunications 2.8%
	Amdocs, Ltd. (i)	65,030	1,894,974
	AT&T, Inc.	45,684	1,257,224
	Corning, Inc.	52,766	1,171,933
	EchoStar Corp. Class A (i)	5,271	143,635
	Frontier Communications Corp.	52,677	483,048
	Leap Wireless International, Inc. (i)	44,591	623,382
	MetroPCS Communications, Inc. (i)	60,953	788,122
	Motorola Mobility Holdings, Inc. (i)	35,764	996,743
	Motorola Solutions, Inc. (i)	29,752	1,153,485
	NII Holdings, Inc. (i)	9,173	385,082
	Qwest Communications International, Inc.	433,273	3,089,236
	Sprint Nextel Corp. (i)	286,390	1,294,483
	Tellabs, Inc.	258,133	1,368,105
¤	Verizon Communications, Inc.	36,756	1,309,249
	Virgin Media, Inc.	70,066	1,762,861
			17,721,562
	Textiles 0.0%‡
	Mohawk Industries, Inc. (i)	3,889	216,034

	Transportation 1.0%
	CSX Corp.	20,107	1,419,554
	FedEx Corp.	14,303	1,291,847
	Norfolk Southern Corp.	18,504	1,132,260
	Ryder System, Inc.	31,598	1,519,232
	Union Pacific Corp.	12,756	1,207,100
			6,569,993
	Water 0.0%‡
	American Water Works Co., Inc.	140	3,570

	Total Common Stocks (Cost $369,464,222)		399,746,215

	Exchange Traded Fund 0.6% (j)
¤	S&P 500 Index-SPDR Trust Series 1	31,772	4,088,103

	Total Exchange Traded Fund (Cost $3,704,622)		4,088,103

	Principal Amount		Value
Short-Term Investments 0.9%
Federal Agency 0.7%
Farmer Mac (Discount Note) (zero coupon), due 2/1/11 (k)	4,200,000		4,200,000

Total Federal Agency (Cost $4,200,000)			4,200,000

Repurchase Agreement 0.2%
State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $996,419 (Collateralized by United States Treasury Notes with rates between 2.75% and 3.125% and maturity dates between 4/30/17 and 2/15/19, with a Principal Amount of $980,000 and a Market Value of $1,023,778)	996,419		996,419

Total Repurchase Agreement (Cost $996,419)			996,419

Total Short-Term Investments (Cost $5,196,419)			5,196,419

Total Investments (Cost $605,387,350) (n)	100.0%		644,124,495

Other Assets, Less Liabilities	(0.0	) ‡	(132,477)
Net Assets	100.0%		$643,992,018

	Contracts Short	Unrealized Appreciation	(l)
Futures Contracts 0.0%‡
U.S. Treasury Note March 2011 (10 Years) (m)	(42)	$9,707

Total Futures Contracts (Settlement Value $5,073,469)		$9,707

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Fair valued security - The total market value of this security at January 31, 2011 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(b)	Issue in default.
(c)	Restricted security.
(d)	Illiquid security. The total market value of these securities at January 31, 2011 is $2,716,777, which represents 0.4% of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2011.

(g)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(h)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Non-income producing security.
(j)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(k)	Interest rate presented is yield to maturity.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2011.
(m)	At January 31, 2011, cash in the amount of $67,200 is on deposit with the broker for futures transactions.
(n)	At January 31, 2011, cost is $606,147,475 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$45,800,582
Gross unrealized depreciation	(7,823,562)
Net unrealized appreciation	$37,977,020

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$1,262,175	$—	$1,262,175
Convertible Bond (b)	—	—	18	18
Corporate Bonds	—	97,490,021	—	97,490,021
Mortgage-Backed Securities	—	9,298,023	—	9,298,023
U.S. Government & Federal Agencies	—	104,488,596	—	104,488,596
Yankee Bonds	—	22,554,925	—	22,554,925
Total Long-Term Bonds	—	235,093,740	18	235,093,758
Common Stocks	399,746,215	—	—	399,746,215
Exchange Traded Fund	4,088,103	—	—	4,088,103
Short-Term Investments
Federal Agency	—	4,200,000	—	4,200,000
Repurchase Agreement	—	996,419	—	996,419
Total Short-Term Investments	—	5,196,419	—	5,196,419
Total Investments in Securities	$403,834,318	$240,290,159	$18	$644,124,495
Other Financial Instruments
Futures Contracts Short	9,707	—	—	9,707
Total Investments in Securities and Other Financial Instruments	$403,844,025	$240,290,159	$18	$644,134,202

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $18 is held in Internet within the Convertible Bond section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2011
Convertible Bond
Internet	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-

Total	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-

As of January 31, 2011, the Fund held the following restricted security:

	Date of	Principal		1/31/11	Percentage of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$177,810	$13,325	$18	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay U.S. Small Cap Fund

Portfolio of Investments  January 31, 2011 unaudited

		Shares	Value
	Common Stocks 93.2%†
	Aerospace & Defense 4.1%
	Curtiss-Wright Corp.	187,000	$6,488,900
	Esterline Technologies Corp. (a)	82,150	5,847,437
	Hexcel Corp. (a)	250,950	4,773,069
			17,109,406
	Auto Components 2.8%
	Dana Holding Corp. (a)	263,600	4,723,712
	Tenneco, Inc. (a)	163,100	6,740,923
			11,464,635
	Biotechnology 1.7%
	Alkermes, Inc. (a)	557,685	7,199,713

	Building Products 3.3%
	Armstrong World Industries, Inc.	127,150	5,163,562
	Masco Corp.	212,900	2,835,828
	Simpson Manufacturing Co., Inc.	195,850	5,826,537
			13,825,927
	Capital Markets 2.1%
	Duff & Phelps Corp.	237,855	4,034,021
	Waddell & Reed Financial, Inc. Class A	131,000	4,731,720
			8,765,741
	Chemicals 2.8%
	Methanex Corp.	231,000	6,297,060
	Nalco Holding Co.	180,850	5,508,691
			11,805,751
	Commercial Banks 5.0%
	First Republic Bank/San Francisco CA (a)	54,300	1,614,339
	Investors Bancorp, Inc. (a)	343,302	4,572,783
	Simmons First National Corp. Class A	147,255	4,092,216
	Texas Capital Bancshares, Inc. (a)	222,250	5,420,677
	UMB Financial Corp.	128,250	5,213,363
			20,913,378
	Communications Equipment 1.8%
¤	Harmonic, Inc. (a)	884,750	7,467,290

	Diversified Consumer Services 1.3%
	Service Corp. International	616,000	5,340,720

	Diversified Financial Services 0.8%
	CBOE Holdings, Inc.	151,850	3,494,069

	Electric Utilities 3.1%
	DPL, Inc.	213,300	5,584,194
	Westar Energy, Inc.	291,000	7,420,500
			13,004,694
	Electrical Equipment 2.1%
¤	Woodward Governor Co.	258,550	8,719,599

	Electronic Equipment & Instruments 2.1%
	DTS, Inc. (a)	143,016	6,409,977
	MTS Systems Corp.	63,573	2,378,584
			8,788,561
	Energy Equipment & Services 1.3%
	Cal Dive International, Inc. (a)	854,750	5,248,165

	Food Products 2.0%
¤	Corn Products International, Inc.	181,200	8,358,756

	Health Care Equipment & Supplies 5.8%
	Alere, Inc. (a)	145,300	5,691,401
	Haemonetics Corp. (a)	94,000	5,577,960
	SonoSite, Inc. (a)	199,350	6,690,186
	Teleflex, Inc.	106,750	6,118,910
			24,078,457
	Health Care Providers & Services 1.7%
	Bio-Reference Laboratories, Inc. (a)	301,200	6,954,708

	Hotels, Restaurants & Leisure 1.7%
	Multimedia Games, Inc. (a)	479,173	2,553,992
	Shuffle Master, Inc. (a)	456,100	4,713,794
			7,267,786
	Household Durables 4.0%
	KB Home	151,950	2,254,938
	Leggett & Platt, Inc.	169,200	3,812,076
	Ryland Group, Inc. (The)	195,850	3,486,130
	Tupperware Brands Corp.	156,996	7,182,567
			16,735,711
	Insurance 4.3%
	Arthur J. Gallagher & Co.	195,500	5,802,440
¤	Platinum Underwriters Holdings, Ltd.	173,748	7,679,661
	Validus Holdings, Ltd.	144,537	4,393,925
			17,876,026
	Internet Software & Services 0.8%
	Digital River, Inc. (a)	108,352	3,439,092

	IT Services 2.5%
	Forrester Research, Inc.	80,412	2,865,884
¤	NeuStar, Inc. Class A (a)	278,250	7,465,447
			10,331,331
	Machinery 7.8%
	Actuant Corp. Class A	80,450	2,230,879
	Harsco Corp.	164,900	5,321,323
	Kaydon Corp.	80,951	3,133,613
¤	Kennametal, Inc.	196,889	7,993,693
	Mueller Industries, Inc.	222,700	7,282,290
	Wabtec Corp.	116,981	6,340,370
			32,302,168
	Metals & Mining 1.4%
	RTI International Metals, Inc. (a)	197,250	5,698,553

	Multi-Utilities 4.2%
	CMS Energy Corp.	231,650	4,517,175
	NSTAR	134,750	5,845,455
	Vectren Corp.	277,250	7,344,352
			17,706,982
	Pharmaceuticals 2.2%
¤	Endo Pharmaceuticals Holdings, Inc. (a)	272,600	9,055,772

	Professional Services 1.6%
	IHS, Inc. Class A (a)	83,550	6,847,758

	Road & Rail 1.8%
	Con-Way, Inc.	155,650	5,295,213
	Genesee & Wyoming, Inc. Class A (a)	41,740	2,160,045
			7,455,258
	Semiconductors & Semiconductor Equipment 1.7%
	MEMC Electronic Materials, Inc. (a)	181,950	2,017,826
	Varian Semiconductor Equipment Associates, Inc. (a)	114,000	5,067,300
			7,085,126
	Software 1.2%
	Solera Holdings, Inc.	63,150	3,304,640
	THQ, Inc. (a)	318,300	1,849,323
			5,153,963
	Specialty Retail 5.0%
	Express, Inc.	266,700	4,640,580
	GameStop Corp. Class A (a)	267,750	5,641,492
	JoS. A. Bank Clothiers, Inc. (a)	107,375	4,588,134
	Monro Muffler Brake, Inc.	118,920	3,933,874
	Stage Stores, Inc.	125,517	1,945,513
			20,749,593
	Textiles, Apparel & Luxury Goods 3.2%
	Iconix Brand Group, Inc. (a)	270,750	5,374,387
¤	Warnaco Group, Inc. (The) (a)	152,150	7,771,822
			13,146,209
	Thrifts & Mortgage Finance 4.2%
	BankUnited, Inc. (a)	49,734	1,392,552
	Brookline Bancorp, Inc.	363,800	3,939,954
	First Niagara Financial Group, Inc.	382,700	5,311,876
	Washington Federal, Inc.	386,300	6,679,127
			17,323,509
	Wireless Telecommunication Services 1.8%
¤	NTELOS Holdings Corp.	375,437	7,568,810

	Total Common Stocks (Cost $319,765,282)		388,283,217

	Exchange Traded Funds 4.5% (b)
¤	iShares Russell 2000 Index Fund	182,350	14,214,182
	iShares Russell 2000 Value Index Fund	64,600	4,586,600

	Total Exchange Traded Funds (Cost $16,917,408)		18,800,782

		Principal Amount	Value
	Short-Term Investment 2.8%
	Repurchase Agreement 2.8%
	State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $11,865,882 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $11,880,000 and a Market Value of $12,104,532)	$11,865,879	11,865,879

	Total Short-Term Investment (Cost $11,865,879)		11,865,879

	Total Investments (Cost $348,548,569) (c)	100.5%	418,949,878

	Other Assets, Less Liabilities	(0.5)	(2,123,233)
	Net Assets	100.0%	$416,826,645

¤	Among the Fund's 10 largest holdings, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At January 31, 2011, cost is $349,513,793 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$76,251,528
Gross unrealized depreciation	(6,815,443)
Net unrealized appreciation	$69,436,085

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$388,283,217	$—	$—	$388,283,217
Exchange Traded Funds	18,800,782	—	—	18,800,782
Short-Term Investment
Repurchase Agreement	—	11,865,879	—	11,865,879
Total Investments in Securities	$407,083,999	$11,865,879	$—	$418,949,878

(a)     For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At January 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Eclipse Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2011 unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Fund is open for business ("valuation date").

“Fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2011, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended January 31, 2011 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of January 31, 2011, for each Fund's investments is included at the end of each Fund's respective Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures are principally traded. Investments in other mutual funds are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor if any, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At January 31, 2011, the Balanced Fund held securities with a value of $18, that were valued in such a manner.

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures” (the “Update”), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Funds separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Funds recognize transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of the Funds’ Portfolio of Investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it. Illiquid securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 29, 2011

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	March 29, 2011